Revenue from Contracts with Customers: Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2013 MXN ($)	Dec. 31, 2013 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prompt payment discount	$ 315,012		$ 200,695		$ 118,480
Operating lease income	7,088,231		6,831,223		4,637,247
Fixed lease income	1,069,265		887,191		1,295,167
Revenue from construction services	2,848,299		1,302,633		2,692,694
Aeronautical services revenue	18,589,161		15,223,096		14,072,517
Non-aeronautical services	9,895,327		9,295,915		8,548,671
Revenue from complementary and airport services	460,886		447,345		413,322
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	2,196,717		873,574		2,268,620
Aeronautical services revenue	14,376,540		11,694,911		10,358,492
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	626,195		414,520
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from construction services	25,387		14,539		12,922
Aeronautical services revenue	$ 1,945,637
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Term of Use Agreement	15 years	15 years
Aeronautical services revenue	$ 1,315,526	$ 73,294	1,174,583	$ 69,424	1,305,166	$ 67,030
Aerostar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	2,208,073		2,029,890		2,100,275		$ 62,000	$ 1,268,966	$ 62,000
Airplan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical services revenue	$ 2,465,434		$ 1,945,637		$ 2,027,061